Shareholder Report, Holdings (Details)	Mar. 31, 2025
Gotham Enhanced 500 ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham Enhanced 500 ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham Enhanced 500 ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Gotham Enhanced 500 ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Gotham Enhanced 500 ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Gotham Enhanced 500 ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham Enhanced 500 ETF [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Gotham Enhanced 500 ETF [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF [Member] | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Gotham Enhanced 500 ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Gotham Enhanced 500 ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Gotham Enhanced 500 ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Gotham Enhanced 500 ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Gotham Enhanced 500 ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Gotham Enhanced 500 ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Gotham Enhanced 500 ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Enhanced 500 ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Enhanced 500 ETF [Member] | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham 1000 Value ETF [Member] | Pilgrim's Pride Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Veren, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Ingredion, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | RenaissanceRe Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Gotham 1000 Value ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Gotham 1000 Value ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Gotham 1000 Value ETF [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Gotham 1000 Value ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Gotham 1000 Value ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Gotham 1000 Value ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Gotham 1000 Value ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Gotham 1000 Value ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham 1000 Value ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham Short Strategies ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | Veren, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Enphase Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Short Strategies ETF [Member] | Baxter International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Short Strategies ETF [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Charles River Laboratories International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Short Strategies ETF [Member] | CF Industries Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Short Strategies ETF [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Short Strategies ETF [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Gotham Short Strategies ETF [Member] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Gotham Short Strategies ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Gotham Short Strategies ETF [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Gotham Short Strategies ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Gotham Short Strategies ETF [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Gotham Short Strategies ETF [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Gotham Short Strategies ETF [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Short Strategies ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%